SCHEDULE OF DERIVATIVE LIABILITIES OPTIONS EXPLANATORY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Adjustments	$ 1,690,000	$ 24,041,198
Written put options [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	24,041,198	10,551,000
Adjustments	(22,351,198)	13,490,198
Adjustments	1,690,000	24,041,198
Written put options [member] | Property investors network [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	22,350,000	10,100,000
Adjustments	(22,350,000)	12,250,000
Adjustments		22,350,000
Written put options [member] | ESquared enterprises ltd [Member]
IfrsStatementLineItems [Line Items]
Acquisition Value	1,691,198	451,000
Adjustments	(1,198)	1,240,198
Adjustments	$ 1,690,000	$ 1,691,198